Taxation - Reconciliation of Effective Tax Rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
UK tax rate	19.00%	19.00%	19.00%